Other interim disclosures	6 Months Ended
Jun. 30, 2024
Disclosure of other interim disclosures [abstract]
Other interim disclosures [text block]
10. Other interim disclosures
Property, plant and equipment, right-of-use assets and intangible assets
The following table shows additional disclosures related to property, plant and equipment, right-of-use assets and intangible assets for continuing operations:
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Property, plant and equipment impairment charges	-9	-31	-10	-58

Property, plant and equipment impairment reversal		39		48

Property, plant and equipment depreciation charge	-219	-222	-437	-455

Right-of-use assets depreciation charge	-61	-68	-124	-133

Intangible assets impairment charges [1]	-37	-454	-194	-927

Intangible assets amortization charge	-836	-974	-1 711	-2 053

[1] The first half of 2023 includes an impairment of USD 0.3 billion due to the write-down of IPR&D related to cessation of clinical development program NIZ985. The second quarter and first half of 2023 include an impairment of USD 0.3 billion for the write-down of a currently marketed product to reflect reduction in recoverable amount.

In the first half of 2024 and 2023, there were no impairment charges and no reversals of impairment charges on right-of-use assets, as well as no reversals of impairment charges on intangible assets.
The following table shows the additions to property, plant and equipment, right-of-use assets and intangible assets for continuing operations excluding the impact of business acquisitions, which are disclosed in Note 3:
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Additions to property, plant and equipment	283	211	506	388

Additions to right-of-use assets	69	49	97	192

Additions to intangible assets other than goodwill	512	521	1 175	716

Financial debt
Novartis issued the following straight bonds during the second quarter of 2024:
Coupon	Currency	Notional amount (millions)	Maturity year	Issuer	Issue price	Carrying value June 30, 2024 (USD millions)

1.600%	CHF	650	2027	Novartis AG, Basel, Switzerland	100.138%	723

1.650%	CHF	435	2031	Novartis AG, Basel, Switzerland	100.148%	483

1.750%	CHF	645	2034	Novartis AG, Basel, Switzerland	100.229%	717

1.850%	CHF	280	2040	Novartis AG, Basel, Switzerland	100.268%	311

1.850%	CHF	190	2049	Novartis AG, Basel, Switzerland	100.149%	211

In the second quarter of 2024, Novartis repaid the 3.4% coupon bond with a notional amount of USD 2.15 billion issued in 2014 by Novartis Capital Corporation, USA, in accordance with its terms.
In May 2024, Novartis replaced its existing USD 6.0 billion credit facility with a syndicate of banks (which was undrawn at its replacement date and December 31, 2023 and had a maturity date of September 2025) with a new USD 6.0 billion credit facility with a syndicate of banks. This credit facility is intended to be used as a backstop for the US commercial paper program. This facility matures in May 2029, and was undrawn as at June 30, 2024.
Research and development commitments
The Company has entered into long-term research and development agreements with various institutions related to intangible assets. These agreements provide for potential milestone payments by Novartis, which are dependent on successful clinical development, or meeting speciﬁed sales targets, or other conditions that are speciﬁed in the agreements.
As of June 30, 2024, the amount and estimated timing of the Company’s commitments to make payments under those agreements, which are shown without risk adjustment and on an undiscounted basis, were as follows:
(USD millions)	2024

2024	226

2025	209

2026	460

2027	396

2028	566

2029	487

Thereafter	4 855

Total	7 199

Significant pending transaction
In July 2024, Novartis entered into a long-term research and development agreement which did not close as of July 17, 2024. This agreement provides for potential milestones payments by Novartis that may be capitalized and royalties. Based on their estimated timing, the payments for this transaction are expected to amount to USD 0.1 billion in 2024, USD 0.1 billion in 2026, USD 0.1 billion in 2028, USD 0.1 billion in 2029 and USD 1.0 billion thereafter.